Expense Example - (Allspring Income Plus Fund)	(Allspring Income Plus Fund - Classes A and C) Class A 1 Year	(Allspring Income Plus Fund - Classes A and C) Class A 3 Years	(Allspring Income Plus Fund - Classes A and C) Class A 5 Years	(Allspring Income Plus Fund - Classes A and C) Class A 10 Years	(Allspring Income Plus Fund - Classes A and C) Class C 1 Year	(Allspring Income Plus Fund - Classes A and C) Class C 3 Years	(Allspring Income Plus Fund - Classes A and C) Class C 5 Years	(Allspring Income Plus Fund - Classes A and C) Class C 10 Years	(Allspring Income Plus Fund - Administrator Class) Administrator Class 1 Year	(Allspring Income Plus Fund - Administrator Class) Administrator Class 3 Years	(Allspring Income Plus Fund - Administrator Class) Administrator Class 5 Years	(Allspring Income Plus Fund - Administrator Class) Administrator Class 10 Years	Allspring Income Plus Fund - Institutional Class Institutional Class 1 Year	Allspring Income Plus Fund - Institutional Class Institutional Class 3 Years	Allspring Income Plus Fund - Institutional Class Institutional Class 5 Years	Allspring Income Plus Fund - Institutional Class Institutional Class 10 Years
USD ($)	471	659	903	1,600	250	504	921	2,087	68	253	493	1,182	41	168	346	863